Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Expense relating to short-term and low-value leases	$ 196	$ 225	$ 246
Interest expense on lease liabilities	84	76	56
Total	$ 280	$ 301	$ 302